Intangible assets and goodwill - Fair value of the assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 31, 2022	Dec. 31, 2021
Liabilities
Goodwill/(negative goodwill) arising on acquisition	$ 1,836		$ 1,501
Purchase consideration transferred	$ 67,062
Lightmap Ltd
Assets
Property and equipment		$ 68
Intangible assets		17,664
Indemnification asset		3,159
Trade and other receivables		2,668
Cash acquired		1,555
Liabilities
Trade and other payables		(2,160)
Provisions for non-income tax risks		(1,381)
Total identifiable net assets at fair value		20,112
Purchase consideration transferred		$ 67,062